RELATED PARTIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTIES

(21) Related Party Transactions

The following summaries relate to certain related party transactions entered into by the Company with certain of its shareholders, its shareholders affiliates and the Company’s affiliates.

Advisory Services Agreement

Certares Management Corp. (“Certares”), an indirect equity owner of the Company, provides certain advisory services to the Company for which fees of $0.4 million and $0.6 million were incurred for the three months ended June 30, 2022 and 2021, respectively, and fees of $1.0 million and $1.3 million were incurred for the six months ended June 30, 2022 and 2021, respectively. As of June 30, 2022 and December 31, 2021, the Company had $5.4 million and $4.4 million as amounts payable to Certares under this agreement. This agreement terminated upon the closing of the Business Combination.

Commercial Agreements

The Company has various commercial agreements with the affiliates of Amex Coop. In respect of such agreement, included in the operating costs are costs of approximately $7 million and $2 million for the three months ended June 30, 2022 and 2021, respectively and costs of $11 million and $4 million in charges from affiliates of Amex Coop for the six months ended June 30, 2022 and 2021, respectively. Revenues also include revenue from affiliates of Amex Coop of approximately $5 million for each of the three months ended June 30, 2022 and 2021, and revenue of $10 million and $9 million for the six months ended June 30, 2022 and 2021, respectively. Amounts payable to affiliates of Amex Coop under these agreements as of June 30, 2022 and December 31, 2021, were $22 million and $16 million, respectively. Amounts receivable from affiliates of Amex Coop under these agreements was $8 million and $15 million as of June 30, 2022 and December 31, 2021, respectively. Effective upon, the closing of the Business Combination, the parties amended the terms of certain of these commercial arrangements.

Apart from above, there are certain tax indemnity and other agreements between the Company and affiliates of Amex Coop. Amounts payable to affiliates of Amex Coop in respect of such agreements was $2 million as of both June 30, 2022 and December 31, 2021. Amounts receivable from affiliates of Amex Coop in respect of such agreements were $0.4 million and $0.3 million as of June 30, 2022 and December 31, 2021, respectively.

License of American Express Marks

GBT US LLC, a wholly owned subsidiary of GBTG, has entered into a royalty-free trademark license agreement with an affiliate of Amex Coop pursuant to which GBT US LLC was granted a license to use, and the right to sublicense to certain subsidiaries of GBTG the right to use, the American Express trademarks used in the American Express Global Business Travel and American Express Meetings & Events brands for business travel, business consulting and meetings and events businesses on a royalty-free, exclusive, non- assignable, non-sublicensable (other than as set out in the agreement), and worldwide basis.

Effective upon closing of the Business Combination, the parties amended and restate the foregoing trademark license agreement to grant GBT Travel Services UK Limited (“GBT UK”), an indirect wholly owned subsidiary of GBTG, a long-term, 11-year license (unless earlier terminated or extended) pursuant to which GBT UK, all wholly owned operating subsidiaries of GBTG and other permitted sublicensees will license the American Express trademarks used in the American Express Global Business Travel brand, transition the American Express Meetings & Events brand to the American Express GBT Meetings & Events brand, and license the American Express trademarks used in the American Express GBT Meetings & Events brand for business travel, meetings and events, business consulting and other services related to business travel (“Business Travel Services”). This amended and restated trademark license agreement also provided GBTG the flexibility to operate non-Business Travel Services businesses under brands that do not use any trademarks owned by American Express, subject to certain permissibility and other requirements.

Exchange Agreement

See note 6 - Reverse Recapitalization for further discussion on Exchange Agreement

New Shareholders Agreement

At the closing of the Business Combination, GBTG, GBT JerseyCo and the Continuing JerseyCo Owners entered into a Shareholders Agreement (the “New Shareholders Agreement”). The New Shareholders Agreement sets forth various restrictions, limitations and other terms concerning the transfer of equity securities of GBTG and GBT JerseyCo by the parties thereto (other than, in most circumstances, the A ordinary shares of GBT JerseyCo). Among other matters, and subject to certain terms, conditions and exceptions, the Shareholders Agreement prohibits each Continuing JerseyCo Owner, severally and not jointly, from effecting transfers of such equity securities to certain specified restricted persons, as well as transfers that would violate applicable securities laws or cause GBT JerseyCo to be treated other than as a pass-through entity for U.S. federal income tax purposes.

The New Shareholders Agreement specifies the initial composition of the GBTG Board, effective immediately upon the closing and sets out the composition and appointment of the GBTG Board. The New Shareholders Agreement will also require (subject to certain specified conditions and exceptions including those described below) the approval of each Continuing JerseyCo Owner for GBTG or its subsidiaries to take certain actions, including: (i) the redemption, cancellation or repayment of any equity securities of GBTG or GBT JerseyCo, other than on a pro rata basis from all shareholders (ii) dividends or distributions, other than on a pro rata basis (iii) any share exchanges, splits, combinations and similar actions with respect to one or more, but not all, classes or series of GBTG or GBT JerseyCo shares; (iv) amendments to GBT JerseyCo’s organizational documents that relate specifically and solely to rights, priorities and privileges of the B ordinary shares or the C ordinary shares of GBT JerseyCo, as applicable, or (v) any agreement or commitment to do any of the foregoing. Further, the New Shareholders Agreement also provides for various provisions for shareholder rights, termination of such rights, cash distributions to satisfy tax liabilities of the GBT JerseyCo’s shareholders, etc. subject to certain terms and conditions as set out in the agreement.

Commercial and Operating Agreements with Expedia

An affiliate of GBTG and an affiliate of Expedia entered into a ten-year term marketing partner agreement to provide the GBTG’s corporate clients with access to Expedia group’s hotel content. As a result of this agreement, the Company recognized revenue of $41 million and $60 million for the three and six months ended June 30, 2022. The Company had $13 million and $4 million receivable from the affiliate of Expedia as of June 30, 2022 and December 31, 2021, respectively.

GBT UK has entered into a Transition Services Agreement with Expedia, Inc. (the “Egencia TSA”), pursuant to which Expedia, Inc. (an affiliate of Expedia) and its affiliates provide certain transition services to GBT UK and its affiliates to facilitate an orderly transfer of Egencia from Expedia to GBTG. For the three and six months ended June 30, 2022, the total cost charged to the Company was approximately $9 million and $20 million that was included in the Company’s consolidated statements of operations and as of June 30, 2022 and December 31, 2021 the Company had a payable to Expedia Inc. of $10 million and $8 million, respectively. Further, as of June 30, 2022 and December 31, 2021, Egencia had a net receivable of $6 million and a payable of $16 million to Expedia primarily on account of pre-acquisition transactions between Egencia and Expedia and on account of net cash settled on behalf of Expedia by Egencia during the six months ended June 30, 2022.

Apollo Strategic Growth Capital
RELATED PARTIES

NOTE 5 — RELATED PARTIES

Founder Shares

In October 2008, the Company was formed by Apollo Principal Holdings III, L.P. (“Holdings”), at which point, one ordinary share was issued in exchange for the payment of operating and formation expenses of the Company. In August 2020, Holdings transferred its ownership in the Company, consisting of one ordinary share, to the Sponsor for no consideration. On August 6, 2020, the Company completed a share split of its ordinary shares and, as a result, 28,750,000 of the Company’s Class B ordinary shares were outstanding (the “Founder Shares”). In September 2020, 25,000 Founder Shares were transferred to each of the Company’s three independent directors at a purchase price of $0.00087 per share. The independent directors paid $65.25 in the aggregate for the 75,000 shares to the Sponsor. On September 16, 2020, the Sponsor surrendered 7,187,500 ordinary shares, thereby effecting a 1.33333:1 share recapitalization, and, as a result, 21,562,500 of the Company’s Founder Shares were outstanding. As a result of the underwriters’

election to partially exercise their overallotment option, in November 2020, the Sponsor forfeited 1,142,250 Class B ordinary shares. All share and per share amounts are retroactively reflected in the accompanying condensed financial statements.

The Founder Shares are identical to the Class A ordinary shares included in the Units sold in the Public Offering except that the Founder Shares are Class B ordinary shares which automatically convert into Class A ordinary shares at the time of the Company’s Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below.

The holders of the Founder Shares agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Related Party Loans

On August 11, 2020, the Sponsor agreed to loan the Company an aggregate of up to $750,000 to cover expenses related to the Public Offering pursuant to an unsecured promissory note (the “Note”). This Note bore interest at a rate of 0.17% per annum and is payable on the earlier of March 31, 2021 or the closing date of the Public Offering. Upon the close of the Public Offering on October 6, 2020, the Note was no longer available.

On October 20, 2020, the Sponsor executed an unsecured promissory note (the “October Note”) to loan the Company an aggregate principal amount of $1,500,000. The October Note bears interest at a rate of 0.14% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On October 20, 2020, the Company borrowed $1,500,000 pursuant to the October Note. As of March 31, 2022 and December 31, 2021, the outstanding balance on the October Note was $1,500,000. As of March 31, 2022 and December 31, 2021, the outstanding interest on the October Note was $3,032 and $2,514, respectively.

On February 22, 2021, the Sponsor executed an unsecured promissory note (the “February Note”) to loan the Company an aggregate principal amount of $800,000. The February Note bears interest at a rate of 0.12% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On February 22, 2021, the Company borrowed $800,000 pursuant to the February Note. As of March 31, 2022 and December 31, 2021, the outstanding balance on the February Note was $800,000 and $800,000, respectively. As of March 31, 2022 and December 31, 2021, the outstanding interest on the February Note was $1,057 and $821, respectively.

On June 18, 2021, the Sponsor executed an unsecured promissory note (the “June Note”) to loan the Company an aggregate principal amount of $2,000,000. The June Note bears interest at a rate of 0.13% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On June 18, 2021, the Company borrowed $2,000,000 pursuant to the June Note. As of March 31, 2022 and December 31, 2021, the outstanding balance on the June Note was $2,000,000 and $2,000,000, respectively. As of March 31, 2022 and December 31, 2021, the outstanding interest on the June Note was $2,016 and $1,375, respectively.

On September 14, 2021, the Sponsor executed an unsecured promissory note (the “September Note”) to loan the Company an aggregate principal amount of $1,500,000. The September Note bears interest at a rate of 0.17% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On September 14, 2021, the Company borrowed $1,500,000 pursuant to the September Note. As of March 31, 2022 and December 31, 2021, the outstanding balance on the September Note was $1,500,000 $1,500,000, respectively. As of March 31, 2022 and December 31, 2021, the outstanding interest on the September Note was $1,395 and $755, respectively.

Advances from Related Parties

Affiliates of the Sponsor paid certain formation, operating and offering costs on behalf of the Company. These advances are due on demand and are non-interest bearing. For the three months ended March 31, 2022 and 2021, the related parties paid $2,218,378 and

$2,472 of offering costs and other expenses on behalf of the Company, respectively. As of March 31, 2022 and December 31, 2021, there was $4,258,589 and $2,040,211 due to the related parties, respectively.

Administrative Service Fee

Commencing on the date the Units were first listed on the NYSE, the Company has agreed to pay the Sponsor a total of $16,667 per month for office space, utilities and secretarial and administrative support for up to 27 months. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred and paid $50,001 and $50,647 for such expenses under the administrative services agreement for the three months ended March 31, 2022 and 2021, respectively.

NOTE 5 — RELATED PARTIES

Founder Shares

In October 2008, the Company was formed by Apollo Principal Holdings III, L.P. (“Holdings”), at which point, one ordinary share was issued in exchange for the payment of operating and formation expenses of the Company. In August 2020, Holdings transferred its ownership in the Company, consisting of one ordinary share, to the Sponsor for no consideration. On August 6, 2020, the Company completed a share split of its ordinary shares and, as a result, 28,750,000 of the Company’s Class B ordinary shares were outstanding (the “Founder Shares”). In September 2020, 25,000 Founder Shares were transferred to each of the Company’s three independent directors at a purchase price of $0.00087 per share. The independent directors paid $65.25 in the aggregate for the 75,000 shares to the Sponsor. On September 16, 2020, the Sponsor surrendered 7,187,500 ordinary shares, thereby effecting a 1.33333:1 share recapitalization, and, as a result, 21,562,500 of the Company’s Founder Shares were outstanding. As a result of the underwriters’ election to partially exercise their overallotment option, in November 2020, the Sponsor forfeited 1,142,250 Class B ordinary shares. All share and per share amounts are retroactively reflected in the accompanying financial statements.

The Founder Shares are identical to the Class A ordinary shares included in the Units sold in the Public Offering except that the Founder Shares are Class B ordinary shares which automatically convert into Class A ordinary shares at the time of the Company’s Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below.

The holders of the Founder Shares agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Related Party Loans

On August 11, 2020, the Sponsor agreed to loan the Company an aggregate of up to $750,000 to cover expenses related to the Public Offering pursuant to an unsecured promissory note (the “Note”). This Note bears interest at a rate of 0.17% per annum and is payable on the earlier of March 31, 2021 or the closing date of the Public Offering. Upon the close of the Public Offering on October 6, 2020, the Note was no longer available.

On October 20, 2020, the Sponsor executed an unsecured promissory note (the “October Note”) to loan the Company an aggregate principal amount of $1,500,000. The October Note bears interest at a rate of 0.14% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On October 20, 2020, the Company borrowed $1,500,000 pursuant to the October Note. As of December 31, 2021 and 2020, the outstanding balance on the October Note was $1,500,000. As of December 31, 2021 and 2020, the outstanding interest on the October Note was $2,514 and $414, respectively. Up to $1,500,000 of the October Note may be convertible into warrants identical to the Private Placement Warrants at a price of $1.50 per warrant at the option of the lender.

On February 22, 2021, the Sponsor executed an unsecured promissory note (the “February Note”) to loan the Company an aggregate principal amount of $800,000. The February Note bears interest at a rate of 0.12% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On February 22, 2021, the Company borrowed $800,000 pursuant to the February Note. As of December 31, 2021, the outstanding balance on the February Note was $800,000. As of December 31, 2021, the outstanding interest on the February Note was $821.

On June 18, 2021, the Sponsor executed an unsecured promissory note (the “June Note”) to loan the Company an aggregate principal amount of $2,000,000. The June Note bears interest at a rate of 0.13% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On June 18, 2021, the Company borrowed $2,000,000 pursuant to the June Note. As of December 31, 2021, the outstanding balance on the June Note was $2,000,000. As of December 31, 2021, the outstanding interest on the June Note was $1,375.

On September 14, 2021, the Sponsor executed an unsecured promissory note (the “September Note”) to loan the Company an aggregate principal amount of $1,500,000. The September Note bears interest at a rate of 0.17% per annum and is payable on the earlier of an Initial Business Combination or the liquidation of the Company. On September 14, 2021, the Company borrowed $1,500,000 pursuant to the September Note. As of December 31, 2021, the outstanding balance on the September Note was $1,500,000. As of December 31, 2021, the outstanding interest on the September Note was $755.

Advances from Related Parties

Affiliates of the Sponsor paid certain formation, operating and offering costs on behalf of the Company. These advances are due on demand and are non-interest bearing. For the years ended December 31, 2021 and December 31, 2020 and for the period from October 10, 2008 (inception) through December 31, 2020, the related parties paid $2,040,211, $373,517 and $0 of offering costs and other expenses on behalf of the Company, respectively. As of December 31, 2021, 2020 and 2019, there was $2,040,211, $373,517 and $0 due to the related parties, respectively.

Administrative Service Fee

Commencing on the date the Units were first listed on the NYSE, the Company has agreed to pay the Sponsor a total of $16,667 per month for office space, utilities and secretarial and administrative support for up to 27 months. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred and paid $200,650, $46,669 and $0 for such expenses under the administrative services agreement for the years ended December 31, 2021, 2020 and 2019, respectively.